Segment reporting (Tables)	12 Months Ended
Dec. 31, 2022
Segment reporting
Schedule of summarized financial information

Summarized financial information for the year ended December 31, 2022 is as follows:

2022	Nigeria	SSA	Latam	MENA	Other	Total
	$’000	$’000	$’000	$’000	$’000	$’000

Revenues from external customers	1,352,402	412,824	160,008	36,065	—	1,961,299

Segment Adjusted EBITDA (note 4(e))	802,822	230,521	114,434	16,021	(132,412)	1,031,386
Depreciation and amortization (note 7 and 8)						(469,250)
Net loss on disposal of property, plant and equipment (note 8)						(3,382)
Insurance claims (note 9)						2,092
Impairment of withholding tax receivables in Nigeria (note 8)						(52,334)
Impairment of Goodwill (note 8)						(121,596)
Business combination costs (note 8)						(20,851)
Impairment of property, plant and equipment and prepaid rental (note 7)						(38,157)
Other costs (a)						(4,873)
Share‑based payment expense (note 8)						(13,265)
Finance income (note 10)						15,825
Finance costs (note 11)						(872,029)
Other non-operating income (note 9)						2,584
Loss before income tax						(543,850)
Additions of property, plant and equipment and intangible assets:
- through business combinations	—	719,837	386,460	3,650
- In the normal course of business	400,430	101,154	135,069	23,532

Segment assets	2,270,656	1,639,384	1,931,317	178,471
Segment liabilities	935,387	914,588	555,885	109,087

(a)	Other costs for the year ended December 31, 2022 included $2.3 million costs related to internal restructurings.

Summarized financial information for the year ended December 31, 2021 is as follows:

2021	Nigeria	SSA	Latam	MENA	Other	Total
	$’000	$’000	$’000	$’000	$’000	$’000

Revenues from external customers	1,146,732	343,945	59,706	29,347	—	1,579,730

Segment Adjusted EBITDA (note 4(e))	783,544	190,654	42,688	13,085	(103,575)	926,396
Depreciation and amortization (note 7 and 8)						(382,882)
Net gain on disposal of property, plant and equipment (note 8)						2,499
Insurance claims (note 9)						6,861
Impairment of withholding tax receivables in Nigeria (note 8)						(61,810)
Business combination costs (note 8)						(15,779)
Impairment of property, plant and equipment and prepaid rental (note 7)						(51,113)
Reversal of provision for decommissioning costs						2,671
Listing costs						(22,153)
Other costs (a)						(15,752)
Share‑based payment expense (note 8)						(11,780)
Finance income (note 10)						25,522
Finance costs (note 11)						(422,034)
Other non-operating income						11,213
Loss before income tax						(8,141)
Additions of property, plant and equipment and intangible assets:
- through business combinations*	—	—	468,535	—
- In the normal course of business	318,971	56,291	103,338	20,725

Segment assets*	2,038,376	1,024,347	1,453,729	173,888
Segment liabilities*	745,944	494,236	393,090	100,947

(b)	Other costs for the year ended December 31, 2021 included non-recurring professional costs related to financing of $15.1 million and aborted transaction costs of $0.7 million.

* Re-presented to reflect the measurement period adjustments in respect of updates to the accounting for the acquisition of I-Systems Soluções de Infraestrutura S.A. in November 2021 (refer to note 31).

Summarized financial information for the year ended December 31, 2020 is as follows:

2020	Nigeria	SSA	Latam	MENA	Other	Total
	$’000	$’000	$’000	$’000	$’000	$’000

Revenues from external customers	1,037,836	313,416	30,185	21,712	—	1,403,149

Segment Adjusted EBITDA (note 4(e))	701,273	170,784	22,696	9,937	(85,676)	819,014
Depreciation and amortization (note 7 and 8)						(408,662)
Net gain on disposal of property, plant and equipment (note 8)						764
Insurance claims (note 9)						14,987
Impairment of withholding tax receivables in Nigeria (note 8)						(31,533)
Business combination costs (note 8)						(13,727)
Impairment of property, plant and equipment and prepaid rental (note 7)						(27,594)
Listing costs						(12,652)
Other costs (a)						(310)
Share‑based payment expense (note 8)						(8,342)
Finance income (note 10)						148,968
Finance costs (note 11)						(633,766)
Loss before income tax						(152,853)
Additions of property, plant and equipment and intangible assets:
- through business combinations	—	—	760,246	112,878
- In the normal course of business	195,692	61,147	31,703	8,465

Segment assets	2,040,911	1,043,669	682,813	142,210
Segment liabilities	747,428	532,801	266,596	92,917

(a)Other costs for the year ended December 31, 2020 related to aborted transaction costs.

Schedule of countries contributing material revenue and/or have material non current assets

	2022	2021		2020
	$’000	$'000		$'000
Revenue
Nigeria	1,352,402	1,146,732		1,037,836
Rest of world	608,897	432,998		365,313
	1,961,299	1,579,730		1,403,149
Non‑current assets*
Nigeria	1,597,989	1,572,774		1,654,318
Côte d’Ivoire	n.a as less than 10%	n.a as less than 10%		330,705
Cameroon	n.a as less than 10%	n.a as less than 10%		n.a as less than 10%
Brazil	1,648,863	1,274,378	**/***	641,253
South Africa	652,599	—		—
Rest of world	953,607	1,013,385	**	626,991
	4,853,058	3,860,537		3,253,267

*      Non-current assets exclude financial instruments, non-current trade and other receivables and deferred tax assets.

** Amount has been re-presented to classify I-Systems Soluções de Infraestrutura S.A. in Brazil rather than rest of world.

*** Re-presented to reflect the measurement period adjustments in respect of updates to the accounting for the acquisition of I-Systems Soluções de Infraestrutura S.A. in November 2021 (refer to note 31).

Schedule of revenue from tier one customers

	2022	2021	2020
	$’000	$'000	$'000

Customer A	62%	66%	66%
Customer B	17%	14%	n.a as less than 10%
Customer C	n.a as less than 10%	n.a as less than 10%	14%